Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 5 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	June 30, 2022	December 31, 2021
Computer Equipment	$383,665	$353,880
Furniture and Fixtures	195,289	102,416
Leasehold Improvements	47,616	11,457
	640,134	467,753
Less: Accumulated Depreciation	(389,219)	(364,814)
	$250,915	$102,939

Depreciation expense was $24,405 and $20,094 for the six months ended June 30, 2022 and 2021, respectively.

Note 5 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	December 31, 2021	December 31, 2020
Computer Equipment	$353,880	$284,928
Furniture and Fixtures	102,416	86,888
Leasehold Improvements	11,457	-
	467,753	371,816
Less: Accumulated Depreciation	(364,814)	(315,558)
	$102,939	$56,258

Depreciation expense was $49,254 and $31,094 for the year ended December 31, 2021 and 2020, respectively.